Other liabilities and tax payable - other liabilities by due date (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 4,771	€ 5,620
Due within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	4,577	5,398
Due between one and five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	179	201
Due beyond five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	15	21
Total due after one year (non-current)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Other liabilities (excluding Accrued expenses, deferred income and service contract liability)	€ 194	€ 222